Schedule of Investments
March 31, 2023
(Unaudited)
Invesco Active Allocation Fund
Schedule of Investments in Affiliated Issuers–99.67%(a)
	% of Net Assets 03/31/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/23	Value 03/31/23
Alternative Funds–4.82%
Invesco Global Real Estate Income Fund, Class R6	2.42%	$43,481,788	$1,165,323	$—	$865,475	$—	$309,864	5,768,389	$45,512,586
Invesco Macro Allocation Strategy Fund, Class R6(b)	2.40%	45,537,838	—	(24,556)	(420,684)	(3,272)	—	6,052,259	45,089,326
Total Alternative Funds		89,019,626	1,165,323	(24,556)	444,791	(3,272)	309,864		90,601,912
Domestic Equity Funds–43.39%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	4.77%	106,935,659	—	(22,482,194)	8,783,357	(3,621,988)	—	3,362,658	89,614,834
Invesco Main Street Small Cap Fund, Class R6	6.22%	110,633,687	2,225,535	—	4,051,324	—	—	6,305,855	116,910,546
Invesco NASDAQ 100 ETF	4.51%	—	81,887,843	—	2,835,515	—	—	641,795	84,723,358
Invesco Russell 1000® Dynamic Multifactor ETF(c)	11.86%	215,419,331	—	(10,325,788)	18,191,168	(494,217)	1,033,301	4,792,224	222,790,494
Invesco S&P 500® Low Volatility ETF	8.54%	148,832,877	14,708,925	—	(3,079,266)	—	831,601	2,571,515	160,462,536
Invesco S&P 500® Pure Growth ETF(c)	4.73%	96,001,423	—	(6,622,072)	878,313	(1,366,184)	476,721	588,140	88,891,480
Invesco S&P SmallCap Low Volatility ETF	—	63,519,817	—	(60,624,633)	(14,399,247)	11,504,063	487,049	—	—
Invesco Value Opportunities Fund, Class R6	2.76%	55,116,230	—	(1,155,774)	(1,945,669)	(221,286)	—	3,371,972	51,793,501
Total Domestic Equity Funds		796,459,024	98,822,303	(101,210,461)	15,315,495	5,800,388	2,828,672		815,186,749
Fixed Income Funds–22.24%
Invesco 1-30 Laddered Treasury ETF	3.83%	35,009,688	35,155,663	—	1,830,506	—	199,481	2,403,066	71,995,857
Invesco Core Plus Bond Fund, Class R6	7.00%	139,733,537	1,585,386	(11,147,219)	4,443,084	(3,019,706)	1,585,429	14,288,283	131,595,082
Invesco High Yield Fund, Class R6	2.92%	—	54,219,870	—	636,884	—	84,747	15,946,731	54,856,754
Invesco Income Fund, Class R6	0.96%	19,584,264	274,487	(2,108,025)	436,643	(130,411)	274,482	2,594,391	18,056,958
Invesco International Bond Fund, Class R6	1.00%	—	18,306,645	—	433,307	—	21,107	4,337,952	18,739,952
Invesco Master Loan Fund, Class R6	0.76%	14,004,125	289,162	—	(33,676)	—	286,754	943,046	14,259,611
Invesco Senior Floating Rate Fund, Class R6	1.45%	20,622,107	6,489,662	—	75,125	—	432,044	4,169,769	27,186,894
Invesco Taxable Municipal Bond ETF(c)	3.36%	66,747,659	—	(6,497,454)	4,666,794	(1,707,604)	615,242	2,351,539	63,209,395
Invesco Variable Rate Investment Grade ETF	0.96%	18,441,765	—	(435,697)	7,730	(2,040)	241,892	728,631	18,011,758
Total Fixed Income Funds		314,143,145	116,320,875	(20,188,395)	12,496,397	(4,859,761)	3,741,178		417,912,261
Foreign Equity Funds–28.25%
Invesco EQV Emerging Markets All Cap Fund, Class R6	2.99%	64,268,620	—	(13,179,634)	9,218,480	(4,033,856)	—	1,682,823	56,273,610
Invesco Developing Markets Fund, Class R6	3.24%	67,766,472	—	(14,124,835)	13,753,362	(6,526,079)	—	1,565,559	60,868,920
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	2.49%	—	45,474,975	—	1,404,468	—	—	1,063,991	46,879,443
Invesco Global Fund, Class R6	8.11%	191,852,708	—	(63,776,326)	30,431,745	(6,034,129)	—	1,767,814	152,473,998
Invesco Global Infrastructure Fund, Class R6	0.98%	18,564,649	97,919	(528,981)	343,224	(78,385)	97,919	1,560,511	18,398,426
Invesco International Select Equity Fund, Class R6	—	31,381,131	—	(32,766,611)	10,908,497	(9,523,017)	—	—	—
Invesco International Small-Mid Company Fund, Class R6	2.01%	61,811,906	—	(27,810,663)	(2,943,087)	6,723,579	—	898,068	37,781,735
Invesco Oppenheimer International Growth Fund, Class R6	2.04%	—	36,861,912	—	1,455,214	—	—	1,046,916	38,317,126
Invesco RAFI™ Strategic Developed ex-US ETF	—	79,501,652	—	(81,632,092)	(6,927,077)	9,057,517	—	—	—
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.67%(a)
	% of Net Assets 03/31/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/23	Value 03/31/23
Invesco S&P Emerging Markets Low Volatility ETF(c)	4.43%	$67,057,261	$15,141,156	$—	$960,871	$—	$427,202	3,579,823	$83,159,288
Invesco S&P International Developed Low Volatility ETF(c)	1.96%	17,985,984	17,918,664	—	832,472	—	211,970	1,342,731	36,737,120
Total Foreign Equity Funds		600,190,383	115,494,626	(233,819,142)	59,438,169	(10,414,370)	737,091		530,889,666
Money Market Funds–0.97%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)	0.34%	2,420,887	86,271,163	(82,328,121)	—	—	32,122	6,363,929	6,363,929
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)	0.24%	1,730,064	61,622,259	(58,805,800)	(124)	(149)	34,111	4,545,341	4,546,250
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)	0.39%	2,766,728	98,595,614	(94,089,281)	—	—	53,584	7,273,061	7,273,061
Total Money Market Funds		6,917,679	246,489,036	(235,223,202)	(124)	(149)	119,817		18,183,240
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,748,901,936)	99.67%	1,806,729,857	578,292,163	(590,465,756)	87,694,728	(9,477,164)	7,736,622		1,872,773,828

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.87%
Invesco Private Government Fund, 4.78%(d)(e)	0.52%	2,191,900	40,701,749	(33,058,439)	—	—	85,535(f)	9,835,210	9,835,210
Invesco Private Prime Fund, 4.98%(d)(e)	1.35%	5,636,313	99,177,494	(79,513,144)	(2,792)	(7,332)	235,475(f)	25,290,539	25,290,539
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,128,293)	1.87%	7,828,213	139,879,243	(112,571,583)	(2,792)	(7,332)	321,010		35,125,749
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,784,030,229)	101.54%	$1,814,558,070	$718,171,406	$(703,037,339)	$87,691,936	$(9,484,496)	$8,057,632		$1,907,899,577
OTHER ASSETS LESS LIABILITIES	(1.54)%								(28,993,345)
NET ASSETS	100.00%								$1,878,906,232
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Nikkei 225 Index	17	June-2023	$3,590,134	$(2,226)	$(2,226)
S&P/TSX 60 Index	11	June-2023	1,968,361	49,242	49,242
SPI 200 Index	17	June-2023	2,042,900	35,745	35,745
STOXX Europe 600 Index	389	June-2023	9,587,006	206,286	206,286
Subtotal				289,047	289,047
Interest Rate Risk
U.S. Treasury 10 Year Notes	282	June-2023	32,407,969	947,344	947,344
Subtotal—Long Futures Contracts				1,236,391	1,236,391
Short Futures Contracts
Equity Risk
MSCI Emerging Markets Index	274	June-2023	(13,638,350)	(544,750)	(544,750)
E-Mini S&P 500 Index	35	June-2023	(7,241,062)	(432,784)	(432,784)
Subtotal—Short Futures Contracts				(977,534)	(977,534)
Total Futures Contracts				$258,857	$258,857

(a)	Futures contracts collateralized by $4,274,109 cash held with Merrill Lynch, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/21/2023	Bank of America, N.A.	TWD	205,775,000	USD	6,806,980	$14,037
06/21/2023	Bank of America, N.A.	USD	807,596	DKK	5,600,000	11,835
06/21/2023	Bank of America, N.A.	USD	5,779,517	IDR	88,600,000,000	140,425
06/21/2023	Bank of America, N.A.	USD	5,290,826	NOK	55,220,000	1,929
06/21/2023	Bank of America, N.A.	USD	4,773,212	SEK	49,950,000	58,888
06/02/2023	Barclays Bank PLC	USD	921,561	BRL	4,870,000	29,192
06/21/2023	Barclays Bank PLC	USD	5,428,635	PLN	24,030,000	111,823
06/21/2023	Deutsche Bank AG	AUD	3,340,000	USD	2,253,870	14,906
06/21/2023	Deutsche Bank AG	USD	5,442,743	HUF	1,982,900,000	80,873
06/02/2023	Goldman Sachs International	USD	5,040,881	BRL	26,665,000	164,836
06/21/2023	JP Morgan Chase Bank, N.A.	USD	377,477	CNY	2,590,000	1,799
06/21/2023	JP Morgan Chase Bank, N.A.	USD	5,196,636	COP	25,146,000,000	118,928
06/21/2023	JP Morgan Chase Bank, N.A.	USD	73,254	CZK	1,650,000	2,699
06/21/2023	JP Morgan Chase Bank, N.A.	USD	3,700,601	INR	305,740,000	6,683
06/21/2023	Morgan Stanley and Co. International PLC	HKD	36,700,000	USD	4,693,760	1,696
06/21/2023	Morgan Stanley and Co. International PLC	USD	12,973,627	EUR	12,235,000	353,504
06/21/2023	Morgan Stanley and Co. International PLC	USD	8,181,468	GBP	6,900,000	343,388
06/21/2023	Morgan Stanley and Co. International PLC	USD	225,137	MXN	4,135,000	887
06/21/2023	Morgan Stanley and Co. International PLC	USD	929,413	ZAR	17,040,000	21,150
06/21/2023	Standard Chartered Bank	USD	5,788,117	SGD	7,755,000	53,786
Subtotal—Appreciation						1,533,264
Currency Risk
06/21/2023	Bank of America, N.A.	GBP	2,510,000	USD	3,006,732	(94,339)
06/21/2023	Bank of America, N.A.	KRW	8,256,310,000	USD	6,302,815	(45,946)
06/21/2023	Bank of America, N.A.	NZD	8,885,000	USD	5,515,819	(39,879)
06/21/2023	Bank of America, N.A.	THB	179,665,000	USD	5,252,211	(43,098)
06/21/2023	Barclays Bank PLC	CHF	1,940,000	USD	2,082,535	(55,632)
06/21/2023	Barclays Bank PLC	CNY	10,695,000	USD	1,552,290	(13,871)
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/21/2023	BNP Paribas S.A.	CAD	3,010,000	USD	2,210,297	$(19,681)
06/21/2023	BNP Paribas S.A.	INR	123,580,000	USD	1,498,212	(271)
06/21/2023	BNP Paribas S.A.	USD	2,846,454	KRW	3,690,000,000	(8,996)
06/22/2023	BNP Paribas S.A.	CLP	4,170,300,000	USD	4,982,735	(217,441)
06/21/2023	Citibank N.A.	DKK	5,260,000	USD	754,039	(15,641)
06/21/2023	Citibank N.A.	IDR	3,395,000,000	USD	219,344	(7,498)
06/22/2023	Citibank N.A.	CLP	205,000,000	USD	252,837	(2,789)
06/21/2023	Deutsche Bank AG	JPY	25,910,000	USD	192,947	(4,429)
06/21/2023	Deutsche Bank AG	USD	5,326,163	TWD	160,930,000	(13,621)
06/21/2023	Deutsche Bank AG	ZAR	7,235,000	USD	389,582	(14,017)
06/21/2023	Goldman Sachs International	CHF	3,065,000	USD	3,317,692	(60,391)
06/21/2023	Goldman Sachs International	USD	3,600,952	TWD	108,900,000	(5,999)
06/21/2023	JP Morgan Chase Bank, N.A.	CAD	4,080,000	USD	3,002,574	(20,121)
06/21/2023	JP Morgan Chase Bank, N.A.	JPY	691,730,000	USD	5,136,941	(132,478)
06/21/2023	Morgan Stanley and Co. International PLC	AUD	4,390,000	USD	2,909,911	(32,919)
06/21/2023	Morgan Stanley and Co. International PLC	EUR	7,240,000	USD	7,717,931	(168,332)
06/21/2023	Morgan Stanley and Co. International PLC	PHP	277,080,000	USD	4,995,583	(104,331)
06/21/2023	Morgan Stanley and Co. International PLC	SGD	760,000	USD	565,652	(6,861)
06/21/2023	UBS AG	USD	4,604,182	HKD	36,000,000	(1,612)
Subtotal—Depreciation						(1,130,193)
Total Forward Foreign Currency Contracts						$403,071

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America Investment Grade Index, Series 39, Version 1	Buy	(1.00)%	Quarterly	12/20/2027	0.727%	USD	96,120,000	$(660,648)	$(1,106,053)	$(445,405)

(a)	Centrally cleared swap agreements collateralized by $2,352,827 cash held with J.P. Morgan Chase Bank, N.A..
(b)	Implied credit spreads represent the current level, as of March 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,854,590,588	$—	$—	$1,854,590,588
Money Market Funds	18,183,240	35,125,749	—	53,308,989
Total Investments in Securities	1,872,773,828	35,125,749	—	1,907,899,577
Other Investments - Assets*
Futures Contracts	1,238,617	—	—	1,238,617
Forward Foreign Currency Contracts	—	1,533,264	—	1,533,264
	1,238,617	1,533,264	—	2,771,881
Other Investments - Liabilities*
Futures Contracts	(979,760)	—	—	(979,760)
Forward Foreign Currency Contracts	—	(1,130,193)	—	(1,130,193)
Swap Agreements	—	(445,405)	—	(445,405)
	(979,760)	(1,575,598)	—	(2,555,358)
Total Other Investments	258,857	(42,334)	—	216,523
Total Investments	$1,873,032,685	$35,083,415	$—	$1,908,116,100

*	Unrealized appreciation (depreciation).
Invesco Active Allocation Fund